Summary of significant accounting policies - Consolidated Trusts (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
ASSETS
Cash and cash equivalents	$ 155,532,143			¥ 504,214,699	¥ 1,069,361,250		¥ 671,360,926
Restricted Cash, Current	30,302,580			483,920	208,345,389		12,614,745
Accounts receivable and contract assets, net	200,609,882				1,379,293,243		1,110,947,916
Loans held for sale	92,024,799				632,716,508		768,638,420
Loans at fair value	4,860,318				33,417,119		667,838,880
Prepaid expenses and other current assets	16,754,103				115,192,835		82,099,649
Deferred tax assets, net	50,417,800				346,647,582		296,057,946
Long-term investments	41,774,812				287,222,720		54,167,615
Property and equipment, net	3,376,452				23,214,797		21,004,932
Intangible assets, net	4,130,668				28,400,406		1,616,238
Financial guarantee derivative, assets	52,105,289				358,249,913
Loan receivable from Xiaoying Housing Loans, net	18,631,558				128,101,279		197,595,942
Other non-current assets	989,957				6,806,456		3,751,516
TOTAL ASSETS	674,419,240				4,636,969,497		3,887,694,725
LIABILITIES
Payable to investors at fair value of the Consolidated Trusts							667,080,871
Guarantee liabilities	3,039,517			100,661,452	20,898,201	$ 79,291,548	545,169,033	¥ 9,695,027
Financial guarantee derivative, liabilities							53,260,916
Accrued payroll and welfare	13,593,764				93,463,926		77,772,326
Other tax payable	19,508,264				134,129,068		105,948,089
Income tax payable	45,413,165				312,238,213		401,331,806
Deposit payable to channel cooperators	19,495,629				134,042,199		134,262,319
Accrued expenses and other liabilities	25,991,051				178,701,474		137,328,364
Short-term bank borrowings	28,797,906				198,000,000
Deferred tax liabilities	6,898,052				47,427,564
TOTAL LIABILITIES	162,737,348				1,118,900,645		2,122,153,724
Net revenue	514,958,919	¥ 3,540,600,044	¥ 1,786,935,193	230,305,685
Net income (loss)	128,435,290	883,056,836	339,494,652	(120,180,859)
Net cash provided by (used in) operating activities	778,729	5,354,151	(615,327,191)	82,566,300
Net cash provided by (used in) investing activities	60,049,526	412,870,517	(10,809,388)	(734,716,301)
Net cash provided by (used in) financing activities	26,440,173	181,789,413	830,154,156	775,164,828
Consolidated Trusts
ASSETS
Restricted Cash, Current	707,075				4,861,491		12,614,745
Loans at fair value	4,860,318				33,417,119		667,838,880
Prepaid expenses and other current assets	43,063				296,080		11,105,628
TOTAL ASSETS	5,610,456				38,574,690		691,559,253
LIABILITIES
Payable to investors at fair value of the Consolidated Trusts							667,080,871
Other tax payable	41,388				284,564		3,586,212
Accrued expenses and other liabilities							19,394,527
TOTAL LIABILITIES	41,388				284,564		690,061,610
Net revenue	8,941,221	61,475,364	117,684,121	20,594,271
Net income (loss)	6,106,676	41,986,452	43,583,819	(368,455)
Net cash provided by (used in) operating activities	1,824,919	12,547,230	26,997,889	(49,516,080)
Net cash provided by (used in) investing activities	98,392,774	676,499,516	48,332,936	(710,000,000)
Net cash provided by (used in) financing activities	(101,345,357)	(696,800,000)	(63,200,000)	760,000,000
Consolidated Trusts | One of the subsidiaries
ASSETS
Loans at fair value	7,272,198				50,000,000
VIEs and Consolidated Trusts
ASSETS
Cash and cash equivalents	34,387,661				236,432,366		520,450,136
Restricted Cash, Current	855,354				5,880,989		12,614,745
Accounts receivable and contract assets, net	184,156,711				1,266,169,464		965,333,922
Loans held for sale							768,638,420
Loans at fair value	4,860,318				33,417,119		667,838,880
Prepaid expenses and other current assets	8,799,522				60,501,113		82,099,649
Deferred tax assets, net	25,203,551				173,287,013		275,968,157
Long-term investments	41,774,812				287,222,720		54,167,615
Property and equipment, net	3,102,849				21,333,636		21,004,932
Intangible assets, net	236,800				1,628,117		1,616,238
Financial guarantee derivative, assets	52,105,289				358,249,913
Loan receivable from Xiaoying Housing Loans, net	18,631,558				128,101,279		197,595,942
Other non-current assets	922,892				6,345,345		3,751,516
TOTAL ASSETS	375,037,317				2,578,569,074		3,571,080,152
LIABILITIES
Payable to investors at fair value of the Consolidated Trusts							667,080,871
Guarantee liabilities	2,806,737				19,297,718		545,169,033
Financial guarantee derivative, liabilities							53,260,916
Accrued payroll and welfare	3,393,204				23,329,971		20,655,199
Other tax payable	13,844,075				95,184,938		95,368,838
Income tax payable	13,615,242				93,611,597		270,342,567
Deposit payable to channel cooperators							134,262,319
Accrued expenses and other liabilities	17,096,593				117,547,625		132,525,198
Short-term bank borrowings	28,797,906				198,000,000
Deferred tax liabilities	6,857,013				47,145,390
TOTAL LIABILITIES	86,410,770				¥ 594,117,239		¥ 1,918,664,941
Net revenue	315,419,383	2,168,665,965	1,474,934,261	230,305,685
Net income (loss)	59,376,403	408,242,461	325,182,393	(81,273,361)
Net cash provided by (used in) operating activities	(35,408,486)	(243,451,042)	(592,979,915)	277,925,076
Net cash provided by (used in) investing activities	65,667,881	451,499,516	(10,809,388)	(734,716,301)
Net cash provided by (used in) financing activities	$ (72,547,451)	¥ (498,800,000)	¥ 830,154,156	¥ 775,164,828
Percentage of consolidated revenues	61.00%	61.00%	83.00%	100.00%
Percentage of consolidated total assets	56.00%	56.00%	92.00%
Percentage of consolidated total liabilities	53.00%	53.00%	90.00%